June 30, 2006		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,090,274
Equity Portfolio		$18,132,995
Inflation Managed Portfolio			$1,120,137
Main Street® Core Portfolio				$4,199,066
Multi-Strategy Portfolio					$3,863,624
Managed Bond Portfolio						$7,522,028
High Yield Bond Portfolio							$146,202
Equity Index Portfolio								$2,213,060
International Value Portfolio									$1,245,185
Growth LT Portfolio										$3,271,714
Receivables:
Fund shares redeemed	37	610	37	142	130	253	5	75	41	110

Total Assets	1,090,311	18,133,605	1,120,174	4,199,208	3,863,754	7,522,281	146,207	2,213,135	1,245,226	3,271,824

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	37	610	37	142	130	253	5	75	41	110
Other liabilities	1,205	20,292	1,346	5,025	4,648	1,688	139	2,500	1,899	3,547

Total Liabilities	1,242	20,902	1,383	5,167	4,778	1,941	144	2,575	1,940	3,657

NET ASSETS	$1,089,069	$18,112,703	$1,118,791	$4,194,041	$3,858,976	$7,520,340	$146,063	$2,210,560	$1,243,286	$3,268,167

Units Outstanding	480,731	2,968,113	364,342	1,352,417	1,265,823	3,923,753	86,350	791,239	702,643	1,108,947

Accumulation Unit Value	$2.27	$6.10	$3.07	$3.10	$3.05	$1.92	$1.69	$2.79	$1.77	$2.95

Cost of Investments	$1,084,157	$12,394,010	$1,073,617	$2,699,143	$2,784,639	$7,491,429	$148,451	$1,789,485	$965,439	$2,630,841

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$22,456	$2,898	$18,464	$136	$—	$130,879	$4,571	$—	$610	$11,813
EXPENSES
Mortality and expense risk fees and operating expenses	6,541	116,517	6,995	28,168	26,351	47,579	755	13,941	8,353	20,953

Net Investment Income (Loss)	15,915	(113,619)	11,469	(28,032)	(26,351)	83,300	3,816	(13,941)	(7,743)	(9,140)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	126	336,316	(915)	176,749	123,642	3,910	(361)	13,211	8,816	(6,568)
Realized gain distributions	—	—	34,967	—	—	—	—	31,395	—	—

Realized Gain (Loss)	126	336,316	34,052	176,749	123,642	3,910	(361)	44,606	8,816	(6,568)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	280	32,754	(72,168)	(31,740)	(135,673)	(166,119)	(1,994)	14,868	101,218	(2,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,321	$255,451	($26,647)	$116,977	($38,382)	($78,909)	$1,461	$45,533	$102,291	($18,654)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,915	$17,746	($113,619)	($179,039)	$11,469	$21,730	($28,032)	($7,544)	($26,351)	$41,330
Realized gain	126	1,119	336,316	435,445	34,052	89,929	176,749	177,106	123,642	101,485
Change in unrealized appreciation (depreciation) on investments	280	(1,053)	32,754	642,217	(72,168)	(95,109)	(31,740)	29,318	(135,673)	(30,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,321	17,812	255,451	898,623	(26,647)	16,550	116,977	198,880	(38,382)	112,233

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	—	—	19,986	9,301	—	8,250	51,267	5,050	150	2,550
Transfers between variable and fixed accounts, net	38,074	(92,350)	(63,305)	(317,828)	(26,294)	1,262	(15,264)	(37,122)	11,450	(66,010)
Transfers—policy charges and deductions	—	(1,346)	(410,945)	(177,568)	(7,872)	(1,942)	(42,616)	(125,856)	(3,316)	(53,725)
Transfers—surrenders	(27,628)	(95,083)	(493,172)	(1,215,473)	(28,396)	(206,007)	(546,719)	(382,578)	(496,811)	(251,800)
Transfers—other	(28)	1,428	184	20,910	31	1,498	(146)	4,956	46	6,841

Net Increase (Decrease) in Net Assets Derived from Account Transactions	10,418	(187,351)	(947,252)	(1,680,658)	(62,531)	(196,939)	(553,478)	(535,550)	(488,481)	(362,144)

NET INCREASE (DECREASE) IN NET ASSETS	26,739	(169,539)	(691,801)	(782,035)	(89,178)	(180,389)	(436,501)	(336,670)	(526,863)	(249,911)

NET ASSETS
Beginning of Period/Year	1,062,330	1,231,869	18,804,504	19,586,539	1,207,969	1,388,358	4,630,542	4,967,212	4,385,839	4,635,750

End of Period/Year	$1,089,069	$1,062,330	$18,112,703	$18,804,504	$1,118,791	$1,207,969	$4,194,041	$4,630,542	$3,858,976	$4,385,839

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$83,300	$170,143	$3,816	$7,993	($13,941)	$4,799	($7,743)	$10,190	($9,140)	($31,689)
Realized gain (loss)	3,910	274,813	(361)	(319)	44,606	15,943	8,816	368	(6,568)	(53,618)
Change in unrealized appreciation (depreciation) on investments	(166,119)	(330,385)	(1,994)	(6,874)	14,868	56,643	101,218	72,431	(2,946)	287,226

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,909)	114,571	1,461	800	45,533	77,385	102,291	82,989	(18,654)	201,919

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	6,086	17,901	—	—	9,500	19,104	2,750	2,750	—	—
Transfers between variable and fixed accounts, net	31,074	(65,272)	20,961	(38,514)	(58,958)	(4,954)	107,386	394,605	(13,337)	68,144
Transfers—policy charges and deductions	(99,485)	(136,092)	—	(803)	(6,676)	(29,039)	(24,162)	(1,951)	(36,178)	(2,956)
Transfers—surrenders	(218,826)	(465,576)	(9,647)	(15,354)	(41,994)	(106,726)	(174,528)	(76,684)	(105,861)	(145,012)
Transfers—other	(22)	424	(4)	133	(46)	3,076	(159)	(107)	(6)	3,867

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(281,173)	(648,615)	11,310	(54,538)	(98,174)	(118,539)	(88,713)	318,613	(155,382)	(75,957)

NET INCREASE (DECREASE) IN NET ASSETS	(360,082)	(534,044)	12,771	(53,738)	(52,641)	(41,154)	13,578	401,602	(174,036)	125,962

NET ASSETS
Beginning of Period/Year	7,880,422	8,414,466	133,292	187,030	2,263,201	2,304,355	1,229,708	828,106	3,442,203	3,316,241

End of Period/Year	$7,520,340	$7,880,422	$146,063	$133,292	$2,210,560	$2,263,201	$1,243,286	$1,229,708	$3,268,167	$3,442,203

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

				Ratios of	Ratios of
	AUV	Number of	Total	Investment	Expenses
	at End	Units	Net	Income to Average	to Average	Total
For the Period/Year Ended	of Period/Year	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

I
01/01/2006 - 06/30/2006 (Unaudited)	$2.27	480,731	$1,089,069	4.24%	1.24%	1.54%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%
2001	2.20	992,530	2,181,554	3.87%	1.21%	2.62%

II
01/01/2006 - 06/30/2006 (Unaudited)	$6.10	2,968,113	$18,112,703	0.03%	1.24%	1.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,214,637	0.04%	1.21%	(22.70%)

IV
01/01/2006 - 06/30/2006 (Unaudited)	$3.07	364,342	$1,118,791	3.27%	1.24%	(2.32%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003	2.88	439,236	1,265,600	0.09%	1.23%	6.92%
2002	2.69	462,326	1,245,898	1.06%	1.23%	14.04%
2001	2.36	467,059	1,103,663	3.71%	1.20%	3.02%

VII
01/01/2006 - 06/30/2006 (Unaudited)	$3.10	1,352,417	$4,194,041	0.01%	1.24%	2.42%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019,274	0.66%	1.21%	(9.97%)

IX
01/01/2006 - 06/30/2006 (Unaudited)	$3.05	1,265,823	$3,858,976	0.00%	1.24%	(1.09%)
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921,031	1.99%	1.23%	(14.13%)
2001	2.65	1,985,813	5,255,541	2.49%	1.21%	(2.34%)

X
01/01/2006 - 06/30/2006 (Unaudited)	$1.92	3,923,753	$7,520,340	3.41%	1.24%	(1.03%)
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%
2002	1.75	5,573,069	9,745,519	4.60%	1.23%	9.58%
2001	1.60	5,914,861	9,438,735	5.11%	1.21%	6.04%

XI
01/01/2006 - 06/30/2006 (Unaudited)	$1.69	86,350	$146,063	7.47%	1.23%	1.10%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115,223	9.90%	1.21%	0.13%

XII
01/01/2006 - 06/30/2006 (Unaudited)	$2.79	791,239	$2,210,560	0.00%	1.24%	1.96%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442,336	1.25%	1.23%	(23.29%)
2001	2.49	931,726	2,321,892	1.05%	1.21%	(13.21%)

XIII
01/01/2006 - 06/30/2006 (Unaudited)	$1.77	702,643	$1,243,286	0.09%	1.24%	8.12%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532,319	0.99%	1.21%	(22.81%)

XIV
01/01/2006 - 06/30/2006 (Unaudited)	$2.95	1,108,947	$3,268,167	0.70%	1.24%	(0.70%)
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814,053	1.08%	1.21%	(30.40%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The investment income and expense ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges and operating expenses assessed through the daily AUV calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

*	Main Street is a registered trademark of OppenheimerFund, Inc.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the six-month period ended June 30, 2006, the operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2006, the combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2006, were as follows:

Variable Accounts	Purchases	Sales
I	$37,824	$27,406
II	35,452	982,704
IV	14,557	77,088
VII	68,344	621,822
IX	43,304	531,785
X	66,515	347,688
XI	29,186	17,876
XII	13,643	111,817
XIII	112,649	201,362
XIV	13,807	169,189
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

I	16,890	(12,304)	4,586	21,312	(106,674)	(85,362)
II	8,702	(162,896)	(154,194)	31,898	(336,091)	(304,193)
IV	4,744	(24,639)	(19,895)	29,045	(92,639)	(63,594)
VII	21,966	(198,930)	(176,964)	47,275	(237,652)	(190,377)
IX	14,760	(171,930)	(157,170)	66,652	(187,245)	(120,593)
X	35,849	(181,549)	(145,700)	127,595	(463,508)	(335,913)
XI	17,260	(10,580)	6,680	6,121	(39,612)	(33,491)
XII	4,963	(39,657)	(34,694)	36,892	(81,321)	(44,429)
XIII	71,180	(119,910)	(48,730)	258,773	(54,356)	204,417
XIV	9,587	(60,480)	(50,893)	54,344	(84,351)	(30,007)

Semi-Annual Report
as of June 30, 2006

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1211-6A